Balance Sheet Accounts (Schedule of Non-Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Deferred rent – non-current		$ 724	$ 830
Accrued affiliate commissions		1,092	1,322
Income tax payable – non-current		19	1,978
Other non-current liabilities		85	123
Total non-current liabilities	[1]	$ 1,920	$ 4,253

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method